Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Dates
30-Sep-2023
Actual/360 Days
31
30/360 Days
30
16-Oct-2023
15-Oct-2023
Collection Period No.
25
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Sep-2023
12-Oct-2023
13-Oct-2023
16-Oct-2023
15-Sep-2023
15-Sep-2023
Summary
Beginning
Balance
0.00
0.00
389,407,878.40
130,000,000.00
Principal
Payment
0.00
0.00
25,118,727.28
0.00
Ending
Balance
0.00
0.00
364,289,151.12
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
44.854870
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.650516
1.000000
519,407,878.40
494,289,151.12
25,
1
18,727.28
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
559,984,852.45
10,286,797.85
570,271,650.30
40,576,974.05
534,866,125.17
9,694,184.36
544,560,309.53
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
149,273.02
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.266559
0.608333
Interest & Principal
Payment
0.00
0.00
25,268,000.30
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
45.121429
0.608333
$25,347,083.63
T
otal
$228,356.35

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
27,412,963.76
0.00
27,412,963.76
24,802,615.74
1,743,850.02
473,019.47
257,064.22
28,796.65
0.00
107,617.66
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
475,226.38
0.00
0.00
228,356.35
0.00
0.00
25,118,727.28
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
27,412,963.76
1,590,653.75
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
475,226.38
0.00
0.00
0.00
475,226.38
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
228,356.35
0.00
0.00
149,273.02
79,083.33
0.00
0.00
0.00
0.00
0.00
228,356.35
0.00
0.00
149,273.02
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
228,356.35
228,356.35
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
25,118,727.28
0.00
0.00
0.00
25,118,727.28
Aggregate Principal Distributabl
e
Amount
25,118,727.28
25,118,727.28
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,014.00
93,603.66
107,617.66
4,057,697.40
0.00
14,014.00
14,014.00
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Pool Statistics
Pool Data
3.71%
33.50
35.26
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
570,271,650.30
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
544,560,309.53
26,028
26,679
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
18,221,515.16
6,581,100.58
28,618.78
880,106.25
Pool Factor
32.85%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
26,028
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.91%
0.78%
0.24%
0.06%
100.00%
538,648,312.50
4,258,645.03
1,322,460.01
330,891.99
544,560,309.53
25,815
157
43
13
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.304%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
12,589.85
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.606%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,176,212.89
157,031.81
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
30
570
Losses
(1)
Amount
880,106.25
471,773.99
251,300.45
Number of Receivables
Number of Receivables
Amount
19,269,361.52
7,173,735.94
4,919,412.69
Current
Cumulative
0.433%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.338%
Prior Collection Period
0.638 % Second Prior
Collection
Period
0.431
%
Third
Prior
Collection
Period
1.018%